Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2024	December 31, 2023
Right-of-use assets, net	$183,815	$255,573
Operating lease liabilities – current	$104,088	$107,424
Operating lease liabilities – non-current	80,636	114,374
Total operating lease liabilities	$184,724	$221,798

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2
Weighted average discount rate	3.9%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2024:

Years ending December 31,
2025	$109,299
2026	82,362
Total future minimum lease payments	191,661
Less: imputed interest	6,937
Total	$184,724